Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.5%
	Aerospace & Defense - 2.6%
53,500	Curtiss-Wright Corp.	$8,933,965

	Air Freight & Logistics - 0.8%
16,800	FedEx Corp.	2,909,760

	Banks - 6.7%
214,000	Citigroup, Inc.	9,679,220
327,000	Wells Fargo & Co.	13,501,830
		23,181,050
	Biotechnology - 5.0%
62,000	United Therapeutics Corp. (b)	17,241,580

	Chemicals - 4.2%
284,500	Dow Inc.	14,335,955

	Commercial Services & Supplies - 1.4%
221,500	MillerKnoll, Inc.	4,653,715

	Consumer Finance - 2.1%
299,000	Ally Financial, Inc.	7,310,550

	Diversified Financial Services - 3.9%
473,500	Equitable Holdings, Inc.	13,589,450

	Diversified Telecommunication Services - 4.1%
762,000	AT&T, Inc.	14,028,420

	Entertainment - 1.5%
563,000	Warner Bros. Discovery, Inc. (b)	5,337,240

	Gas Utilities - 4.0%
216,500	National Fuel Gas Co.	13,704,450

	Health Care Providers & Services - 8.5%
98,500	AmerisourceBergen Corp.	16,322,435
137,500	CVS Health Corp.	12,813,625
		29,136,060
	Hotels, Restaurants & Leisure - 3.6%
260,000	Las Vegas Sands Corp. (b)	12,498,200

	Insurance - 9.0%
112,000	Allstate Corp.	15,187,200
250,500	American International Group, Inc.	15,841,620
		31,028,820
	IT Services - 7.2%
270,000	DXC Technology Co. (b)	7,155,000
54,000	Fidelity National Information Services, Inc.	3,663,900
99,000	International Business Machines Corp.	13,948,110
		24,767,010
	Machinery - 2.2%
463,000	CNH Industrial NV (a)	7,435,780

	Multi-line Retail - 3.6%
88,500	Dollar Tree, Inc. (b)	12,517,440

	Oil, Gas & Consumable Fuels - 6.4%
83,000	Chevron Corp.	14,897,670
169,000	Murphy Oil Corp.	7,268,690
		22,166,360
	Pharmaceuticals - 7.1%
135,000	Merck & Co., Inc.	14,978,250
276,000	Perrigo Co. plc (a)	9,408,840
		24,387,090
	Semiconductors & Semiconductor Equipment - 2.3%
294,000	Intel Corp.	7,770,420

	Specialty Retail - 3.1%
71,500	Advance Auto Parts, Inc.	10,512,645

	Textiles, Apparel & Luxury Goods - 2.7%
245,000	Tapestry, Inc.	9,329,600

	Tobacco - 4.5%
153,000	Philip Morris International, Inc.	15,485,130

	TOTAL COMMON STOCKS (Cost $255,114,107)	332,260,690

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 1.0%
3,378,691	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 4.093% (c)	3,378,691
	TOTAL MONEY MARKET FUND (cost $3,378,691)

	U.S. TREASURY BILLS - 2.6%
$3,000,000	4.120%, 1/24/23 (d)	2,993,287
3,000,000	4.128%, 2/23/23 (d)	2,981,967
3,000,000	4.350%, 3/30/23 (d)	2,969,304
	TOTAL U.S. TREASURY BILLS (Cost $8,941,970)	8,944,558
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,320,661)	12,323,249

	Total Investments in Securities (Cost $267,434,768) - 100.1%	344,583,939
	Liabilities in Excess of Other Assets - (0.1)%	(394,543)
	NET ASSETS - 100.0%	$344,189,396

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at December 31, 2022.
(d)	Rate shown is the discount rate at December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Partners Fund
Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$19,365,660	$-	$-	$19,365,660
Consumer Discretionary	44,857,885	-	-	44,857,885
Consumer Staples	15,485,130	-	-	15,485,130
Energy	22,166,360	-	-	22,166,360
Financials	75,109,870	-	-	75,109,870
Health Care	70,764,730	-	-	70,764,730
Industrials	23,933,220	-	-	23,933,220
Information Technology	32,537,430	-	-	32,537,430
Materials	14,335,955			14,335,955
Utilities	13,704,450	-	-	13,704,450
Total Common Stocks	332,260,690	-	-	332,260,690
U.S. Treasury Bills	-	8,944,558		8,944,558
Money Market Fund	3,378,691	-	-	3,378,691
Total Investments in Securities	$335,639,381	$8,944,558	$-	$344,583,939

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.